Amounts receivable and prepaid expenses	6 Months Ended
Jun. 30, 2024
Amounts receivable and prepaid expenses
Amounts receivable and prepaid expenses

5. Amounts receivable and prepaid expenses

As at	June 30, 2024	December 31, 2023
Royalty receivables	$16,954	$11,655
Prepaid expenses	254	1,190
Value added tax recoverable	109	228
Other receivables	—	652
Total amounts receivable and prepaid expenses	$17,317	$13,725

Royalty receivables represent amounts that are generally collected within 60 days of quarter-end. Prepaid expenses largely represent various insurance programs that are in place.

Royalty receivables include $3.75 million pursuant to the Kensington litigation settlement (refer to Note 4).